Note 6. New Accounting Standards	6 Months Ended
Jun. 30, 2016
Notes
Note 6. New Accounting Standards

Note 6.                        New Accounting Standards

In March 2016, the FASB issued ASU No. 2016-09, "Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" ("ASU 2019-09"), which includes multiple amendments intended to simplify aspects of share-based payment accounting.  ASU 2016-09 will be effective for annual reporting periods beginning after December 15, 2016, and early adoption is permitted.  Amendments to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, and forfeitures will be applied using a modified retrospective transition method through a cumulative-effect adjustment to equity as of the beginning of the period of adoption.  Amendments to the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares to meet the minimum statutory withholding requirement will be applied retrospectively, and amendments requiring the recognition of excess tax benefits and tax deficiencies in the income statement are to be applied prospectively.  The Company is currently evaluating the impact that the standard will have on our consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”)¸which requires that all leases with a term of more than one year, covering leased assets such as real estate and equipment, be reflected on the balance sheet as assets and liabilities for the rights and obligations created by these leases.  ASU 2016-02 is effective for fiscal years fiscal years and interim periods beginning after December 15, 2018.  The Company is currently evaluating the impact of the provisions of this new standard on our consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, “Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”), which requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts.  ASU 2015-17 is effective for fiscal years and interim periods beginning after December 15, 2016.  The Company is currently evaluating the impact of the provisions of this new standard on our consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”), which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern and provide related disclosures.  ASU 2014-15 is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which provides for a single five-step model to be applied to all revenue contracts with customers. The new guidance also requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows relating to customer contracts. Entities can use either a retrospective approach or a cumulative effect adjustment approach to implement the guidance. In 2015, the FASB issued a deferral of the effective date of the guidance to 2018, with early adoption permitted in 2017.  In 2016, the FASB issued ASU 2016-08, ASU 2016-10 and ASU 2016-12 as amendments to ASU 2014-09 to clarify the implementation guidance for: 1) principal versus agent considerations, 2) identifying performance obligations, 3) the accounting for licenses of intellectual property, and 4) narrow scope improvements on assessing collectability, presentation of sales taxes, non-cash consideration and completed contracts and contract modifications at transition.  The Company is currently evaluating the impact of the provisions of this standard on our consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs.  The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  We adopted this guidance effective January 1, 2016 and have reclassified $14,962 of unamortized debt issuance costs within the short-term convertible notes, net of discount line on the balance sheet.  The prior period unamortized debt issuance costs in the amount of $9,382 have been reclassified to conform to the current period presentation.

A variety of proposed or otherwise potential accounting standards are currently under consideration by standard-setting organizations and certain regulatory agencies.  Because of the tentative and preliminary nature of such proposed standards, management has not yet determined the effect, if any, the implementation of such proposed standards would have on the Company’s consolidated financial statements.